Income Taxes (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes [Line Items]
Applicable tax rate	8.25%	8.25%	8.25%
Assessable profits (in Dollars)		$ 2,000,000
Statutory general reserve	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%
Provision of valuation allowance (in Yuan Renminbi) | ¥					¥ 47,333,923			¥ 24,519,326	¥ 42,631,572
Reversal of valuation allowance (in Yuan Renminbi) | ¥					¥ 117,051			¥ 6,100,147
Effective tax rate				0.00%
United States [Member]
Income Taxes [Line Items]
Statutory tax rate	21.00%	21.00%	21.00%		21.00%	21.00%	21.00%
Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
Assessable profits (in Dollars)		$ 2,000,000
Singapore [Member]
Income Taxes [Line Items]
Applicable tax rate	17.00%	17.00%	17.00%
Income tax reconciliation tax exemptible income	¥ 470,000		$ 100,000
Singapore [Member]
Income Taxes [Line Items]
Applicable tax rate					17.00%	17.00%	17.00%
PRC [Member]
Income Taxes [Line Items]
Statutory tax rate	15.00%	15.00%	15.00%		15.00%	15.00%	15.00%
Enterprise income tax foreign and domestic	25.00%	25.00%	25.00%		25.00%	25.00%	25.00%
Statutory general reserve					25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%		15.00%	15.00%	15.00%
Enterprise income tax rate	25.00%	25.00%	25.00%
Up To Two Million [Member] | Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate					8.25%	8.25%	8.25%
Assessable profits (in Dollars)						$ 2,000,000
Over Two Million [Member] | Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate					16.50%	16.50%	16.50%
Assessable profits (in Dollars)						$ 2,000,000
First Exemption [Member] | Singapore [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate	75.00%	75.00%	75.00%
Income tax reconciliation tax exemptible income	¥ 470,000		$ 100,000
First Exemption [Member] | Singapore [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate					75.00%	75.00%	75.00%
Income tax reconciliation tax exemptible income					¥ 470,000		$ 100,000
Second Exemption [Member] | Singapore [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate	50.00%	50.00%	50.00%
Income tax reconciliation tax exemptible income			$ 100,000
Second Exemption [Member] | Singapore [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate					50.00%	50.00%	50.00%
Income tax reconciliation tax exemptible income					¥ 470,000		$ 100,000